PRIVATE PLACEMENT FINANCING	6 Months Ended
Mar. 31, 2014
Private Placement Financing [Abstract]
PRIVATE PLACEMENT FINANCING
6.	PRIVATE PLACEMENT FINANCING

On January 30, 2014, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with nine separate accredited investors (“Investors”) providing for the issuance and sale by the Company to the Investors, in a private placement, of an aggregate of 11,400,000 shares of the Company’s common stock (collectively, the “Shares”) at a purchase price of $0.25 per share and three series of warrants, the Series A warrants, the Series B warrants and the Series C warrants, to purchase up to an aggregate of 34,200,000 shares of the Company’s common stock (collectively, the “Warrants,” and the shares issuable upon exercise of the Warrants, collectively, the “Warrant Shares”), for aggregate gross proceeds to the Company of approximately $2.85 million (the “Private Placement Financing”).

Upon the closing of the Private Placement Financing on February 4, 2014 (the “Closing Date”), the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Investors, pursuant to which the Company became obligated, subject to certain conditions, to file with the Securities and Exchange Commission on or before March 21, 2014 one or more registration statements to register for resale under the Securities Act of 1933, as amended, (i) the Shares and the Warrant Shares, plus (ii) an additional number of shares of common stock equal to 33% of the total number of Shares and Warrant Shares, to account for adjustments, if any, to the number of Warrant Shares issuable pursuant to the terms of the Warrants. As of the date of this report, the Company is in compliance with such filing obligations under the Registration Rights Agreement. The Company’s failure to satisfy certain other obligations and deadlines set forth in the Registration Rights Agreement may subject the Company to payment of monetary penalties.

The Warrants are exercisable immediately upon issuance. The Series A warrants have an exercise price of $0.30 per share and have a term of exercise equal to five years from their issuance. The Series B warrants have an exercise price of $0.35 per share and have a term of exercise equal to the shorter of 12 months after their issuance date and six months after the first date on which the resale of all Registrable Securities (as defined in the Securities Purchase Agreement) is covered by one or more effective registration statements. The Series C warrants have an exercise price of $0.40 per share and have a term of exercise equal to the shorter of 18 months after their issuance date and nine months after the first date on which the resale of all Registrable Securities (as defined in the Securities Purchase Agreement) is covered by one or more effective registration statements. The number of shares of the Company’s common stock into which each of the Warrants is exercisable and the exercise price therefor are subject to adjustment as set forth in the Warrants, including, without limitation, adjustment to the exercise price of the Warrants in the event of certain subsequent issuances and sales of shares of the Company’s common stock (or securities convertible or exercisable into shares of common stock) at a price per share lower than the then-effective exercise price of the Warrants, in which case the exercise price of the Warrants will be adjusted to equal such lower price per share, as well as customary adjustments in the event of stock dividends and splits, subsequent rights offerings and pro rata distributions to the Company’s common stockholders. The Warrants also provide that they shall not be exercisable in the event and to the extent that the exercise thereof would result in the holder of the Warrant or any of its affiliates beneficially owning more than 4.9% of the Company’s common stock.

The Company may be required to make certain payments to the investors in the Private Placement Financing under certain circumstances in the future pursuant to the terms of the Securities Purchase Agreement and the Registration Rights Agreement. These potential future payments include: (a) potential partial damages for failure to register the common stock issued or issuable upon exercise of Warrants (in a cash amount equal to 1% of the price paid to the Company by each investor in the Private Placement Financing on the date of and on each 30-day anniversary of such failure until the cure thereof); (b) amounts payable if the Company and its transfer agent fail to timely remove certain restrictive legends from certificates representing shares of common stock issued in the Private Placement Financing or issuable upon exercise of the Warrants; (c) expense reimbursement for the lead investor in the Private Placement Financing; and (d) payments in respect of claims for which the Company provides indemnification. There is no cap to the potential consideration. In addition, if there is no effective registration statement registering the resale of the shares of common stock underlying the Warrants as of certain time periods (as provided in the Warrants), the Warrant holders may choose to exercise their Warrants on a “cashless exercise” or “net exercise” basis.

Derivative Liabilities

The Company accounted for the Warrants in accordance with ASC 815-10, Derivatives and Hedging. Because the Warrants are not indexed to the Company’s stock and are not classified in stockholders’ equity, they are recorded as liabilities at fair value with continuous adjustment to fair value through the consolidated statement of operations.

On the closing date, the derivative liabilities were recorded at fair value of $10,391,693. Given that the fair value of the derivative liabilities exceeded the total proceeds of the private placement of $2,850,000, no net amounts were available to be allocated to the common stock. The $7,541,693 amount by which the recorded liabilities exceeded the proceeds was charged to other expense as of the Closing Date.

The Company revalued the derivative liability as of March 31, 2014. The change in the estimated fair value resulted in other income of $484,875 for the three months and six months ended March 31, 2014. Such change in the estimated fair value was primarily due to the fluctuation in the Company’s common stock price.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Warrant Derivative Liability
Beginning balance at December 31, 2013	$—

Issuances	10,391,693

Adjustments to estimated fair value	(484,875)

Ending balance at March 31, 2014	$9,906,818

The derivative liabilities were valued as of February 4, 2014 and March 31, 2014, using Monte Carlo Simulation with the following assumptions:

	February 04, 2014	March 31, 2014
Closing price per share of common stock	$0.30	$0.33
Exercise price per share	$0.30 - 0.40	$0.30 - 0.40
Expected volatility	100 - 125%	100 - 125%
Risk-free interest rate	.12 - 1.46%	.11 - 1.67%
Dividend yield	—	—
Remaining expected term of underlying securities (years)	1-5	.85-4.85

Common Stock

At the Closing Date, the Company issued 11,400,000 shares of common stock and recorded the par value of the shares issued of $11,400 (at par value of $0.001 per share) with a corresponding reduction in additional paid-in capital, given that the fair value of the warrant liability recorded exceeded the total consideration received as of the Closing Date.